Income tax expense (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Abstract]
Income before income tax		$ 3,502	$ 113,816	$ 95,077
Tax benefit/ (expense) calculated for each company		11,008	(41,342)	(35,778)
Adjustments
Non-taxable income		20,455	12,682	20,515
Expenses related to non-taxable income		(16,960)	(24,762)	(31,281)
Non-deductible expenses		(9,803)	(8,799)	(2,867)
Effect of inflation adjustment		(20,152)	0	0
Tax incentive		424	1,665	448
Tax relieving		0	0	(6,307)
Income tax rate change	[1]	171	12,533	0
Other		756	1,098	(1,089)
Income tax expense (Note 11)		$ (14,101)	$ (46,925)	$ (56,359)

[1]	On December 29, 2017, the National Executive Office of Argentina issued Law 27430 - Income Tax. This law has introduced several changes in the treatment of income tax whose key components are the following: Income Tax Rate: The Income Tax rate for Argentine companies will be gradually reduced from 35% to 30% for fiscal years starting from January 1, 2018 until December 31, 2019 and to 25% for fiscal years beginning on or after January 1, 2020, inclusive.